FIXED ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fixed assets
Fixed assets	$ 163	$ 230
Cost
Fixed assets
Fixed assets	504	481
Accumulated depreciation
Fixed assets
Fixed assets	341	251
Office furniture and equipment (including computers)
Fixed assets
Fixed assets	137	186
Office furniture and equipment (including computers) | Cost
Fixed assets
Fixed assets	372	349
Office furniture and equipment (including computers) | Accumulated depreciation
Fixed assets
Fixed assets	235	163
Leasehold improvements
Fixed assets
Fixed assets	26	44
Leasehold improvements | Cost
Fixed assets
Fixed assets	132	132
Leasehold improvements | Accumulated depreciation
Fixed assets
Fixed assets	$ 106	$ 88